Cover	Dec. 20, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	For the purpose of amending Item 1.01 Entry into a Material Definitive Agreement of that certain Current Report on Form 8-K originally filed by Daybreak with the U.S. Securities and Exchange Commission ("SEC") on December 20, 2021 in connection with the forgiveness and conversion of related party debts into shares of the Company's common stock. There was a calculation error in the number of shares of common stock to be issued in connection with the conversion of accrued deferred salary amounts owed to employees.
Document Period End Date	Dec. 20, 2021
Entity File Number	000-50107
Entity Registrant Name	DAYBREAK OIL AND GAS, INC.
Entity Central Index Key	0001164256
Entity Tax Identification Number	91-0626366
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	1101 N. Argonne Road
Entity Address, Address Line Two	Suite A 211
Entity Address, City or Town	Spokane Valley
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99212
City Area Code	(509)
Local Phone Number	232-7674
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false